Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	¥ 272,859	$ 42,122	¥ 42,120
Rental deposits	10,051	1,552	843
Staff advances	6,529	1,008	2,435
Interest receivable	9,944	1,535	12,040
Receivables from third-party payment platform	4,598	710	12,283
Other receivables	34,696	5,356	4,190
Prepaid expenses and other current assets	¥ 338,677	$ 52,283	¥ 73,911